UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05133)

Exact name of registrant as specified in charter:	Putnam High Income Securities Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2017

Date of reporting period:	November 30, 2016

Item 1. Schedule of Investments:

Putnam High Income Securities Fund

The fund's portfolio
11/30/16 (Unaudited)

CORPORATE BONDS AND NOTES (41.9%)(a)
			Principal amount	Value

Basic materials (5.4%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23			$105,000	$107,100

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9.375%, 6/1/19			115,000	121,038

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21			20,000	18,400

ArcelorMittal SA sr. unsec. unsub. bonds 10.85%, 6/1/19 (France)			65,000	76,375

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)			100,000	108,750

ArcelorMittal SA sr. unsec. unsub. notes 8.00%, 10/15/39 (France)			10,000	10,575

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23			150,000	159,375

Blue Cube Spinco, Inc. company guaranty sr. unsec. unsub. notes 9.75%, 10/15/23			120,000	141,000

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24			160,000	159,600

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24			145,000	141,738

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10.75%, 8/15/23			189,000	216,405

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24			110,000	110,550

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5.875%, 6/15/21 (Germany)			115,000	128,143

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)			200,000	198,770

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25			95,000	93,575

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23			80,000	79,000

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24			65,000	61,425

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7.875%, 11/1/19 (Luxembourg)			220,000	217,525

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21			60,000	61,800

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.00%, 2/15/21 (Canada)			45,000	44,213

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 2/15/20 (Canada)			165,000	163,144

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6.75%, 2/1/22			55,000	57,200

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 2/15/23			110,000	117,700

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 3.55%, 3/1/22 (Indonesia)			10,000	9,465

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23			230,000	260,475

HD Supply, Inc. 144A company guaranty sr. unsec. notes 5.75%, 4/15/24			55,000	56,238

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9.50%, 10/1/20 (Canada)			160,000	168,400

Huntsman International, LLC company guaranty sr. unsec. notes 5.125%, 11/15/22			165,000	167,475

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22			95,000	103,550

Kraton Polymers LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10.50%, 4/15/23			125,000	138,438

Louisiana-Pacific Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24			110,000	106,838

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			150,000	157,125

Mercer International, Inc. company guaranty sr. unsec. notes 7.00%, 12/1/19 (Canada)			60,000	61,800

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7.00%, 4/15/20 (Canada)			60,000	61,650

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)			45,000	45,169

Norbord, Inc. 144A company guaranty sr. notes 6.25%, 4/15/23 (Canada)			145,000	150,771

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26			195,000	194,756

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24			105,000	109,200

Pactiv, LLC sr. unsec. unsub. bonds 8.375%, 4/15/27			15,000	16,463

PQ Corp. 144A company guaranty sr. notes 6.75%, 11/15/22			30,000	31,688

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6.875%, 7/15/33			80,000	82,400

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6.50%, 12/1/20			75,000	84,844

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5.25%, 4/1/23			100,000	103,125

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5.125%, 12/1/24			40,000	40,600

Sealed Air Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/22			35,000	35,788

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)			110,000	127,050

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 8/15/22			135,000	142,088

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24			80,000	84,600

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23			10,000	10,375

Steel Dynamics, Inc. 144A sr. unsec. bonds 5.00%, 12/15/26			35,000	35,175

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 4.75%, 1/15/22 (Canada)			45,000	45,563

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)			40,000	38,000

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)			15,000	17,438

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 6/1/21 (Canada)			25,000	27,313

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7.625%, 10/15/21			180,000	146,925

Tronox Finance, LLC company guaranty sr. unsec. notes 6.375%, 8/15/20			20,000	18,225

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/22			60,000	54,750

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24			85,000	88,613

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23			100,000	101,750

USG Corp. 144A company guaranty sr. unsec. notes 5.875%, 11/1/21			20,000	20,881

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25			100,000	102,635

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23			150,000	136,500

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24			175,000	185,500

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23			95,000	101,888

				6,264,928
Capital goods (3.5%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24			180,000	178,200

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19			105,000	116,288

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.375%, 9/15/24			80,000	78,600

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.00%, 3/15/22			145,000	143,550

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)			200,000	209,000

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			95,000	98,374

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.50%, 9/1/22			140,000	142,800

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.25%, 7/15/24			80,000	79,600

Berry Plastics Corp. company guaranty notes 6.00%, 10/15/22			45,000	47,306

Berry Plastics Corp. company guaranty notes 5.50%, 5/15/22			55,000	57,200

Berry Plastics Corp. company guaranty unsub. notes 5.125%, 7/15/23			35,000	35,306

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)			115,000	113,850

Bombardier, Inc. 144A sr. unsec. unsub. notes 4.75%, 4/15/19 (Canada)			20,000	19,925

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20			150,000	164,625

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26			65,000	73,613

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22			350,000	334,250

KLX, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/1/22			190,000	194,275

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)			160,000	208,479

Manitowoc Foodservice, Inc. sr. unsec. notes 9.50%, 2/15/24			200,000	228,000

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23			135,000	131,963

Moog, Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/22			130,000	132,275

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25			105,000	108,150

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/22			55,000	57,338

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8.25%, 2/15/21 (New Zealand)			71,093	73,403

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7.00%, 7/15/24			100,000	105,563

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24			95,000	97,850

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/26			45,000	44,228

Terex Corp. company guaranty sr. unsec. notes 6.00%, 5/15/21			45,000	45,563

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23			230,000	236,900

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24			55,000	56,994

TransDigm, Inc. 144A company guaranty sr. unsec. sub. bonds 6.375%, 6/15/26			70,000	71,225

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.75%, 4/29/25			150,000	150,281

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.50%, 4/29/22			150,000	154,875

				3,989,849
Communication services (4.8%)

Altice SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)			400,000	418,949

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20			35,000	37,625

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6.625%, 1/31/22			35,000	36,225

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5.25%, 9/30/22			50,000	51,875

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26			65,000	65,650

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24			160,000	169,400

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26			35,000	35,963

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23			125,000	128,047

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23			5,000	5,000

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20			25,000	26,031

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			240,000	236,700

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			70,000	68,950

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24			300,000	281,220

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21			50,000	52,563

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23			255,000	293,888

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)			200,000	166,500

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24			80,000	81,100

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25			55,000	55,138

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22			155,000	160,038

Frontier Communications Corp. sr. unsec. notes 8.875%, 9/15/20			40,000	41,750

Frontier Communications Corp. sr. unsec. unsub. notes 7.625%, 4/15/24			30,000	25,875

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)			80,000	57,950

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)			4,000	4,030

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7.75%, 6/1/21 (Luxembourg)			25,000	8,656

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds 8.125%, 6/1/23 (Luxembourg)			35,000	11,988

Level 3 Communications, Inc. sr. unsec. unsub. notes 5.75%, 12/1/22			25,000	25,563

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 1/15/24			25,000	25,125

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 8/15/22			25,000	25,438

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)			25,000	25,620

Quebecor Media, Inc. 144A sr. unsec. notes 7.375%, 1/15/21 (Canada)		CAD	75,000	57,682

Qwest Corp. sr. unsec. unsub. notes 7.25%, 9/15/25			$65,000	69,998

SFR Group SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)			200,000	199,500

SFR Group SA 144A company guaranty sr. notes 6.00%, 5/15/22 (France)			200,000	202,000

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28			260,000	250,094

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20			60,000	62,100

Sprint Communications, Inc. sr. unsec. unsub. notes 8.375%, 8/15/17			80,000	83,225

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18			115,000	126,356

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23			275,000	283,938

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21			265,000	271,625

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/23			140,000	147,875

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25			220,000	235,125

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.25%, 4/1/21			165,000	171,806

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633%, 4/28/21			45,000	46,969

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 1/15/22			125,000	130,625

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)			195,000	199,875

West Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 7/15/22			180,000	172,800

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10.25%, 7/15/19			120,000	126,300

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23			120,000	104,400

				5,565,150
Consumer cyclicals (8.1%)

AMC Entertainment Holdings, Inc. 144A sr. unsec. sub. bonds 5.875%, 11/15/26			35,000	35,263

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22			40,000	41,726

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25			65,000	65,488

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23			105,000	107,888

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22			145,000	135,213

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8.00%, 6/15/21			100,000	49,500

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23			75,000	79,688

Boyd Gaming Corp. 144A company guaranty sr. unsec. unsub. bonds 6.375%, 4/1/26			35,000	36,488

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6.50%, 12/15/20 (Canada)			100,000	101,500

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)			85,000	85,196

Caesars Growth Properties Holdings, LLC/Caesars Growth Properties Finance, Inc. company guaranty notes 9.375%, 5/1/22			90,000	96,300

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6.25%, 12/15/21			140,000	149,800

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24			55,000	56,513

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24			30,000	31,519

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9.125%, 5/1/19			58,000	60,248

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5.25%, 3/15/21			60,000	62,040

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22			65,000	66,788

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23			65,000	65,650

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20			190,000	186,675

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22			330,000	333,300

Dakota Merger Sub, Inc. 144A sr. notes 7.75%, 9/1/23			160,000	160,000

Dakota Merger Sub, Inc. 144A sr. unsec. notes 10.75%, 9/1/24			65,000	60,938

Dollar Tree, Inc. company guaranty sr. unsec. unsub. notes 5.75%, 3/1/23			45,000	48,038

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			125,000	132,188

EMI Music Publishing Group North America Holdings, Inc. 144A sr. unsec. notes 7.625%, 6/15/24			95,000	101,650

Entercom Radio, LLC company guaranty sr. unsec. notes 10.50%, 12/1/19			100,000	102,625

Fiat Chryslet Automobiles NV sr. unsec. unsub. notes 5.25%, 4/15/23 (Italy)			200,000	198,500

General Motors Co. sr. unsec. notes 5.20%, 4/1/45			20,000	18,988

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26			85,000	81,011

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45%, 4/10/22			70,000	69,045

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20			140,000	147,000

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26			50,000	51,125

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26			110,000	105,016

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)		CAD	170,000	132,724

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24			$70,000	69,825

Hilton Domestic Operating Co., Inc. 144A sr. unsec. sub. notes 4.25%, 9/1/24			20,000	19,600

Howard Hughes Corp. (The) 144A sr. unsec. notes 6.875%, 10/1/21			220,000	231,968

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19			130,000	102,375

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5.875%, 3/15/21			95,000	98,859

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22			195,000	193,050

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21			180,000	180,450

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8.125%, 10/1/19			60,000	64,875

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65%, 6/1/20			20,000	19,900

JC Penney Corp, Inc. 144A company guaranty sr. notes 5.875%, 7/1/23			25,000	25,625

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)			80,000	76,000

L Brands, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/21			95,000	105,213

L Brands, Inc. company guaranty sr. unsec. sub. notes 5.625%, 2/15/22			50,000	53,125

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.875%, 2/1/22			75,000	77,250

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.375%, 1/15/24			45,000	46,350

Lear Corp. company guaranty sr. unsec. notes 5.25%, 1/15/25			15,000	15,769

Lear Corp. company guaranty sr. unsec. unsub. notes 5.375%, 3/15/24			35,000	36,575

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22			60,000	61,050

LG FinanceCo Corp. 144A sr. unsec. unsub. notes 5.875%, 11/1/24			110,000	108,900

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24			50,000	49,750

Masonite International Corp. 144A company guaranty sr. unsec. notes 5.625%, 3/15/23			110,000	111,925

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 11/15/20 (Canada)			135,000	134,325

MGM Resorts International company guaranty sr. unsec. notes 5.25%, 3/31/20			20,000	20,988

MGM Resorts International company guaranty sr. unsec. unsub. notes 8.625%, 2/1/19			70,000	77,700

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21			65,000	71,013

Navistar International Corp. company guaranty sr. unsec. notes 8.25%, 11/1/21			84,000	83,475

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28			125,000	113,750

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)			175,000	132,125

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21			60,000	47,100

Nexstar Escrow Corp. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24			105,000	103,950

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)			110,000	113,988

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22			75,000	76,500

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25			90,000	92,475

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24			55,000	56,719

Penn National Gaming, Inc. sr. unsec. sub. notes 5.875%, 11/1/21			140,000	145,250

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22			160,000	163,600

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26			60,000	57,830

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24			70,000	68,775

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32			150,000	165,375

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26			90,000	89,213

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 2/1/25			45,000	45,000

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23			110,000	111,788

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21			140,000	142,100

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23			130,000	131,625

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22			360,000	337,500

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6.25%, 9/1/20			35,000	28,525

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22			95,000	100,225

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24			225,000	222,188

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24			70,000	72,888

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 1/15/21			175,000	180,381

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25			65,000	67,438

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22			5,000	5,325

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24			110,000	116,600

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24			160,000	162,800

Standard Industries, Inc./NJ 144A sr. unsec. notes 5.125%, 2/15/21			15,000	15,600

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6.375%, 6/1/21			180,000	179,100

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5.25%, 4/15/21			35,000	35,788

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/1/24			45,000	45,225

Tempur Sealy International, Inc. company guaranty sr. unsec. unsub. bonds 5.50%, 6/15/26			55,000	54,725

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23			20,000	18,900

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22			125,000	121,900

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4.50%, 3/1/21			30,000	30,675

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25			105,000	99,488

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23			105,000	105,000

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26			95,000	91,200

				9,340,200
Consumer staples (2.0%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6.00%, 4/1/22 (Canada)			230,000	239,775

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)			45,000	45,788

Ashtead Capital, Inc. 144A company guaranty notes 5.625%, 10/1/24			200,000	208,500

BlueLine Rental Finance Corp. 144A notes 7.00%, 2/1/19			85,000	81,600

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22			180,000	180,450

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21			275,000	281,875

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6.00%, 5/1/22			115,000	130,813

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23			90,000	93,600

JBS USA Lux SA/JBS USA Finance, Inc. 144A sr. unsec. notes 8.25%, 2/1/20 (Brazil)			40,000	41,100

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26			90,000	90,900

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24			90,000	90,900

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26			75,000	74,625

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24			50,000	49,781

Landry's, Inc. 144A sr. unsec. notes 6.75%, 10/15/24			65,000	65,000

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5.75%, 3/15/25			55,000	54,863

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 12/15/21			90,000	92,700

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24			50,000	49,375

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21			165,000	163,969

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23			150,000	160,335

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9.75%, 2/1/19(PIK)			26,575	17,274

WhiteWave Foods Co. (The) company guaranty sr. unsec. notes 5.375%, 10/1/22			130,000	143,325

				2,356,548
Energy (5.2%)

Anadarko Petroleum Corp. sr. unsec. unsub. notes 5.55%, 3/15/26			60,000	65,845

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23			50,000	50,938

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22			65,000	65,975

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21			90,000	92,363

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)			85,000	71,188

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 6/1/21 (Canada)			15,000	12,544

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22			210,000	168,000

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 9/15/20			30,000	31,050

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)			145,000	153,411

Cenovus Energy, Inc. sr. unsec. bonds 4.45%, 9/15/42 (Canada)			55,000	45,384

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22			178,000	184,230

Concho Resources, Inc. company guaranty sr. unsec. notes 5.50%, 4/1/23			180,000	185,400

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/22			50,000	51,375

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24			75,000	69,375

Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22			150,000	149,625

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23			80,000	77,800

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21			85,000	71,400

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21			122,000	126,575

Devon Financing Company, LLC company guaranty sr. unsec. unsub. bonds 7.875%, 9/30/31			130,000	158,517

Diamondback Energy, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/24			45,000	45,056

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20			290,000	242,875

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24			60,000	61,800

Halcon Resources Corp. 144A company guaranty notes 8.625%, 2/1/20			130,000	132,600

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31			65,000	71,505

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24			145,000	150,800

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7.375%, 5/1/22			185,000	192,400

Laredo Petroleum, Inc. company guaranty sr. unsec. sub. notes 5.625%, 1/15/22			35,000	34,913

Marathon Oil Corp. sr. unsec. unsub. notes 3.85%, 6/1/25			45,000	41,861

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)			45,000	39,263

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.50%, 3/15/21 (Canada)			75,000	67,500

Murphy Oil Corp. sr. unsec. unsub. notes 6.875%, 8/15/24			115,000	121,038

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22			210,000	217,875

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26			65,000	65,975

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23			50,000	51,250

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			205,000	211,150

Precision Drilling Corp. company guaranty sr. unsec. notes 5.25%, 11/15/24 (Canada)			5,000	4,450

Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.75%, 12/15/23 (Canada)			40,000	40,600

Range Resources Corp. 144A company guaranty sr. unsec. sub. notes 5.75%, 6/1/21			180,000	181,800

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23			50,000	47,500

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22			45,000	43,200

Sabine Pass Liquefaction, LLC sr. notes 5.625%, 4/15/23			230,000	240,350

Sabine Pass Liquefaction, LLC 144A sr. bonds 5.00%, 3/15/27			80,000	79,000

Sabine Pass Liquefaction, LLC 144A sr. notes 5.875%, 6/30/26			125,000	132,031

Samson Investment Co. company guaranty sr. unsec. notes 9.75%, 2/15/20 (In default)(NON)			245,000	13,934

SandRidge Energy, Inc. company guaranty notes 8.75%, 6/1/20(F)			105,000	210

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%, 5/1/23 (Canada)			65,000	68,331

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8.25%, 5/15/20 (Canada)			120,000	127,200

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)			105,000	11

Seventy Seven Operating, LLC escrow company guaranty sr. unsec. unsub. notes 6.625%, 11/15/19(F)			115,000	12

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21			100,000	101,250

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24			65,000	61,263

SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26			60,000	61,650

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23			50,000	50,625

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22			95,000	95,238

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. bonds 5.375%, 2/1/27			65,000	64,188

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 5.125%, 2/1/25			30,000	29,606

Tervita Corp. 144A sr. unsec. notes 10.875%, 2/15/18 (Canada) (In default)(NON)			30,000	450

Tesoro Logistics LP/Tesoro Logistics Finance Corp. company guaranty sr. unsec. notes 5.25%, 1/15/25			35,000	35,438

Triangle USA Petroleum Corp. 144A company guaranty sr. unsec. notes 6.75%, 7/15/22 (In default)(NON)			55,000	13,475

Unit Corp. company guaranty sr. unsec. sub. notes 6.625%, 5/15/21			30,000	27,300

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21			20,000	19,700

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/19			95,000	93,813

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32			45,000	52,650

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.875%, 9/1/21			71,000	81,118

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6.125%, 7/15/22			35,000	35,916

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes 4.875%, 3/15/24			60,000	60,480

Williams Partners LP/ACMP Finance Corp. sr. unsec. unsub. notes 4.875%, 5/15/23			195,000	196,950

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23			30,000	33,075

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20			130,000	137,150

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22			150,000	153,704

				5,962,524
Financials (4.5%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22			105,000	100,013

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31			175,000	198,625

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 3/15/20			60,000	66,900

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 9/15/20			50,000	55,313

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 12/1/17			90,000	93,263

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			120,000	118,800

Ally Financial, Inc. unsec. sub. notes 8.00%, 12/31/18			65,000	70,688

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			100,000	128,250

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity			55,000	55,000

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity			50,000	52,035

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25			50,000	51,656

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/23			75,000	77,461

CIT Group, Inc. sr. unsec. notes 3.875%, 2/19/19			45,000	45,788

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23			65,000	67,113

CIT Group, Inc. sr. unsec. unsub. notes 5.375%, 5/15/20			80,000	84,600

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22			100,000	104,125

CIT Group, Inc. 144A sr. unsec. notes 5.50%, 2/15/19			185,000	195,291

Citigroup, Inc. jr. unsec. unsub. FRN Ser. T, 6.25%, perpetual maturity			25,000	25,688

CNG Holdings, Inc./OH 144A sr. notes 9.375%, 5/15/20			125,000	99,688

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			155,000	154,806

Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23			50,000	51,125

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21			110,000	110,825

DFC Finance Corp. 144A company guaranty sr. notes 10.50%, 6/15/20			85,000	51,850

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31			110,000	127,809

E*Trade Financial Corp. sr. unsec. unsub. notes 5.375%, 11/15/22			90,000	95,379

E*Trade Financial Corp. sr. unsec. unsub. notes 4.625%, 9/15/23			105,000	105,788

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)			60,000	58,050

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)			70,000	69,300

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21			155,000	158,294

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20			215,000	214,039

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22			95,000	91,438

International Lease Finance Corp. sr. unsec. unsub. notes 6.25%, 5/15/19			80,000	85,900

International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22			60,000	65,475

iStar, Inc. sr. unsec. notes 5.00%, 7/1/19(R)			5,000	4,913

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37			75,000	84,000

Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)			249,000	253,980

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 144A company guaranty sr. unsec. notes 5.625%, 5/1/24			45,000	47,138

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6.375%, 3/1/24(R)			50,000	51,250

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 7.875%, 10/1/20			100,000	102,250

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21			130,000	130,325

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5.875%, 3/15/22			110,000	114,125

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6.75%, 12/15/19			55,000	55,963

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21			65,000	65,000

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6.75%, 6/15/21			170,000	171,275

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)			265,000	303,756

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8.25%, 12/15/20			40,000	41,650

Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19			40,000	39,350

Stearns Holdings, Inc. 144A company guaranty sr. notes 9.375%, 8/15/20			90,000	89,213

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18			170,000	139,400

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24			100,000	101,375

USI, Inc./NY 144A sr. unsec. notes 7.75%, 1/15/21			125,000	126,875

Wayne Merger Sub, LLC 144A sr. unsec. notes 8.25%, 8/1/23			120,000	121,500

				5,173,713
Health care (3.6%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 6.125%, 3/15/21			155,000	160,038

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 5.125%, 7/1/22			75,000	72,563

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7.875%, 9/1/23			210,000	199,500

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24			110,000	111,771

Centene Corp. sr. unsec. unsub. notes 5.625%, 2/15/21			35,000	36,050

Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25			25,000	23,938

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22			110,000	108,350

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22			205,000	136,709

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada)			175,000	66,500

Concordia International Corp. 144A sr. notes 9.00%, 4/1/22 (Canada)			20,000	18,400

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 5/15/22			165,000	137,775

DPx Holdings BV 144A sr. unsec. sub. notes 7.50%, 2/1/22 (Netherlands)			135,000	141,750

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23			100,000	87,250

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)			210,000	186,900

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 10/15/22			125,000	127,813

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			100,000	100,108

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20			275,000	299,063

HCA, Inc. company guaranty sr. sub. notes 3.75%, 3/15/19			65,000	66,300

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22			30,000	33,375

HCA, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 2/1/25			35,000	34,256

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23			135,000	139,061

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sr. notes 7.875%, 2/15/21			45,000	47,475

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)			125,000	107,500

MEDNAX, Inc. 144A company guaranty sr. unsec. unsub. notes 5.25%, 12/1/23			45,000	45,675

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22			75,000	75,094

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)			85,000	86,169

Service Corp. International/US sr. unsec. notes 5.375%, 1/15/22			110,000	113,850

Service Corp. International/US sr. unsec. unsub. notes 5.375%, 5/15/24			255,000	265,226

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23			110,000	110,550

Tenet Healthcare Corp. company guaranty sr. bonds 4.375%, 10/1/21			60,000	57,150

Tenet Healthcare Corp. company guaranty sr. FRN 4.35%, 6/15/20			110,000	110,000

Tenet Healthcare Corp. company guaranty sr. notes 6.25%, 11/1/18			225,000	234,563

Tenet Healthcare Corp. company guaranty sr. notes 4.75%, 6/1/20			25,000	24,719

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20			140,000	142,625

Tenet Healthcare Corp. 144A company guaranty notes 7.50%, 1/1/22			35,000	35,984

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25			100,000	74,000

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23			225,000	167,625

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21			10,000	7,700

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/1/23			55,000	40,425

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.375%, 3/15/20			105,000	88,200

				4,122,000
Technology (2.4%)

Avaya, Inc. 144A company guaranty notes 10.50%, 3/1/21			150,000	67,875

Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19			300,000	261,375

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25			180,000	187,650

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24			295,000	322,278

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			130,000	135,597

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. unsec. notes 5.875%, 6/15/21			20,000	21,065

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			165,000	172,735

First Data Corp. 144A notes 5.75%, 1/15/24			120,000	121,500

First Data Corp. 144A sr. notes 5.375%, 8/15/23			105,000	108,675

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24			140,000	140,000

Infor Software Parent LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)			225,000	225,563

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			155,000	159,263

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20			60,000	62,850

Iron Mountain, Inc. company guaranty sr. unsec. notes 6.00%, 8/15/23(R)			105,000	111,300

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6.00%, 10/1/20(R)			45,000	47,363

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 2/15/22			105,000	108,675

Micron Technology, Inc. 144A sr. notes 7.50%, 9/15/23			60,000	66,300

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23			170,000	170,425

Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24			155,000	171,275

Zebra Technologies Corp. sr. unsec. unsub. bonds 7.25%, 10/15/22			145,000	156,794

				2,818,558
Transportation (0.3%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23			135,000	128,250

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23			250,000	256,250

				384,500
Utilities and power (2.1%)

AES Corp./Virginia (The) sr. unsec. notes 8.00%, 6/1/20			45,000	52,425

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			270,000	263,925

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23			45,000	43,875

AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21			145,000	160,588

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. bonds 5.95%, 6/1/26			55,000	58,369

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25			225,000	214,875

Calpine Corp. 144A company guaranty sr. notes 6.00%, 1/15/22			30,000	31,275

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24			25,000	26,094

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37			95,000	101,289

Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22			10,000	9,500

Dynegy, Inc. company guaranty sr. unsec. notes 6.75%, 11/1/19			180,000	181,800

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24			125,000	115,000

El Paso Natural Gas Co., LLC company guaranty sr. unsec. notes 8.625%, 1/15/22			40,000	48,518

Energy Transfer Equity LP company guaranty sr. notes 7.50%, 10/15/20			107,000	119,573

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			45,000	46,125

GenOn Americas Generation, LLC sr. unsec. notes 9.125%, 5/1/31			100,000	81,000

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20			95,000	63,175

Hiland Partners Holdings, LLC/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. sub. notes 5.50%, 5/15/22			30,000	31,050

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7.875%, 5/15/21			75,000	77,813

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 6.625%, 1/15/27			120,000	111,000

NRG Energy, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/26			85,000	83,088

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5.00%, 10/1/22			55,000	58,188

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5.875%, 3/1/22			140,000	154,786

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5.50%, 4/15/23			75,000	77,537

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23			80,000	80,863

Southern Star Central Corp. 144A sr. unsec. notes 5.125%, 7/15/22			130,000	130,650

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. company guaranty sr. notes 11.50%, 10/1/20			60,000	600

				2,422,981

Total corporate bonds and notes (cost $48,620,092)				$48,400,951

CONVERTIBLE BONDS AND NOTES (30.1%)(a)
			Principal amount	Value

Basic materials (0.2%)

Cemex SAB de CV cv. unsec. sub. notes 3.75%, 3/15/18 (Mexico)			$220,000	$245,163

				245,163
Capital goods (0.5%)

Dycom Industries, Inc. cv. sr. unsec. notes 0.75%, 9/15/21			535,000	559,744

				559,744
Communication services (2.3%)

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A cv. company guaranty sr. unsec. notes 8.25%, 12/1/40			199,000	207,955

DISH Network Corp. 144A cv. sr. unsec. bonds 3.375%, 8/15/26			2,230,000	2,492,025

Powerwave Technologies, Inc. cv. unsec. sub. notes 3.875%, 10/1/27 (In default)(F)(NON)			1,160,000	116

				2,700,096
Communications equipment (0.8%)

Ciena Corp. cv. sr. unsec. notes 4.00%, 12/15/20			618,000	816,146

Novatel Wireless, Inc. cv. sr. unsec. unsub. notes 5.50%, 6/15/20			169,000	153,473

				969,619
Computers (0.9%)

Avid Technology, Inc. cv. sr. unsec. notes 2.00%, 6/15/20			274,000	183,751

Citrix Systems, Inc. cv. sr. unsec. notes 0.50%, 4/15/19			435,000	491,550

Verint Systems, Inc. cv. sr. unsec. notes 1.50%, 6/1/21			410,000	391,550

				1,066,851
Consumer cyclicals (6.0%)

CalAtlantic Group, Inc. cv. company guaranty sr. unsec. unsub. notes 1.625%, 5/15/18			480,000	569,700

CalAtlantic Group, Inc. cv. company guaranty sr. unsec. unsub. notes 1.25%, 8/1/32			365,000	379,144

Euronet Worldwide, Inc. cv. sr. unsec. bonds 1.50%, 10/1/44			535,000	617,256

Liberty Interactive, LLC cv. sr. unsec. notes 3.50%, 1/15/31			890,000	477,263

Liberty Interactive, LLC 144A cv. sr. unsec. bonds 1.75%, 9/30/46			790,000	834,438

Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.25%, 9/30/46			549,000	568,215

Macquarie Infrastructure Corp. cv. sr. unsec. unsub. notes 2.00%, 10/1/23			942,000	942,589

Navistar International Corp. cv. sr. unsec. sub. bonds 4.75%, 4/15/19			644,000	617,838

Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 1.00%, 3/15/18			570,000	918,769

Tesla Motors, Inc. cv. sr. unsec. sub. notes 1.25%, 3/1/21			1,170,000	981,338

				6,906,550
Consumer staples (0.6%)

Vector Group, Ltd. cv. sr. unsec. sub. notes 1.75%, 4/15/20			610,000	684,725

				684,725
Electronics (4.3%)

Microchip Technology, Inc. cv. sr. unsec. sub. bonds 1.625%, 2/15/25			1,265,000	1,677,706

Micron Technology, Inc. cv. sr. unsec. bonds 3.00%, 11/15/43			890,000	816,019

Micron Technology, Inc. cv. sr. unsec. bonds Ser. E, 1.625%, 2/15/33			765,000	1,393,734

ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.00%, 12/1/20			515,000	514,356

TTM Technologies, Inc. cv. sr. unsec. notes 1.75%, 12/15/20			398,000	604,711

				5,006,526
Energy (2.3%)

Chesapeake Energy Corp. 144A cv. sr. unsec. bonds 5.50%, 9/15/26			585,000	618,638

Energy XXI, Ltd. cv. sr. unsec. bonds 3.00%, 12/15/18 (acquired various dates from 11/19/13 to 1/24/14, cost $446,469) (In default)(NON)(RES)			451,000	2,255

Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23			276,000	381,225

SandRidge Energy, Inc. cv. company guaranty sr. unsec. sub. notes zero %, 10/4/20			23,719	28,863

SEACOR Holdings, Inc. cv. sr. unsec. bonds 3.00%, 11/15/28			621,000	525,521

Stone Energy Corp. cv. company guaranty sr. unsec. sub. notes 1.75%, 3/1/17 (In default)(NON)			840,000	511,350

Trico Marine Services, Inc. cv. sr. unsec. notes 3.00%, 1/15/27 (In default)(F)(NON)			500,000	13,750

Whiting Petroleum Corp. cv. company guaranty sr. unsec. unsub. notes 1.25%, 4/1/20			640,000	559,600

				2,641,202
Financials (2.8%)

Blackstone Mortgage Trust, Inc. cv. sr. unsec. unsub. notes 5.25%, 12/1/18(R)			631,000	701,199

Radian Group, Inc. cv. sr. unsec. notes 2.25%, 3/1/19			370,000	502,969

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4.00%, 1/15/19(R)			1,051,000	1,180,404

TCP Capital Corp. cv. sr. unsec. bonds 5.25%, 12/15/19			827,000	861,114

				3,245,686
Health care (3.8%)

Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2.75%, 6/15/18			720,000	697,050

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4.00%, 8/15/17 (China) (In default)(F)(NON)			763,000	61,040

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6.25%, 12/15/17 (China) (In default)(F)(NON)			445,000	31,150

HealthSouth Corp. cv. sr. unsec. sub. notes 2.00%, 12/1/43			709,000	842,381

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2.00% (zero %, 3/1/18) 3/1/42(STP)			880,000	1,163,800

Impax Laboratories, Inc. cv. sr. unsec. notes 2.00%, 6/15/22			365,000	291,544

Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. bonds 1.875%, 8/15/21 (Ireland)			951,000	909,988

Medidata Solutions, Inc. cv. sr. unsec. notes 1.00%, 8/1/18			370,000	425,038

				4,421,991
Semiconductor (1.4%)

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8.00%, 12/31/18			223,000	408,369

Novellus Systems, Inc. cv. company guaranty sr. unsec. notes 2.625%, 5/15/41			370,000	1,150,469

				1,558,838
Software (0.9%)

Safeguard Scientifics, Inc. cv. sr. unsec. bonds 5.25%, 5/15/18			970,000	972,425

				972,425
Technology services (2.3%)

j2 Global, Inc. cv. sr. unsec. notes 3.25%, 6/15/29			570,000	701,813

salesforce.com, Inc. cv. sr. unsec. unsub. notes 0.25%, 4/1/18			405,000	482,203

Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21			405,000	374,878

Yahoo!, Inc. cv. sr. unsec. bonds zero %, 12/1/18			1,060,000	1,068,613

				2,627,507
Transportation (1.0%)

Atlas Air Worldwide Holdings, Inc. cv. sr. unsec. bonds 2.25%, 6/1/22			319,000	318,402

Echo Global Logistics, Inc. cv. sr. unsec. notes 2.50%, 5/1/20			385,000	375,134

Scorpio Tankers, Inc. 144A cv. sr. unsec. sub. notes 2.375%, 7/1/19			612,000	473,918

				1,167,454

Total convertible bonds and notes (cost $35,750,392)				$34,774,377

CONVERTIBLE PREFERRED STOCKS (17.8%)(a)
			Shares	Value

Basic materials (—%)

Smurfit-Stone Container Corp. escrow zero % cv. pfd.(F)			65,720	$657

				657
Capital goods (1.1%)

Arconic, Inc. $2.688 cv. pfd.(NON)			20,158	638,001

Belden, Inc. $6.75 cv. pfd.			6,351	673,270

				1,311,271
Communication services (3.5%)

American Tower Corp. $5.50 cv. pfd.(R)			12,285	1,248,463

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.			21,872	1,077,196

T-Mobile US, Inc. Ser. A, $2.75 cv. pfd.			19,014	1,694,146

				4,019,805
Consumer cyclicals (1.7%)

FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv. pfd.(R)			37,550	903,547

Fiat Chrysler Automobiles NV Ser. FCAU, $7.875 cv. pfd. (Italy)			15,943	1,039,005

				1,942,552
Consumer staples (0.9%)

Tyson Foods, Inc. $2.375 cv. pfd.			16,257	1,019,314

				1,019,314
Energy (0.9%)

Hess Corp. $2.00 cv. pfd.			11,340	760,574

Southwestern Energy Co. Ser. B, $3.125 cv. pfd.			11,845	323,605

				1,084,179
Financials (5.6%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)			22,100	772,119

AMG Capital Trust II $2.575 cv. pfd.			14,140	764,444

Banc of California, Inc. $4.00 cv. pfd.			8,217	573,300

Bank of America Corp. Ser. L, 7.25% cv. pfd.			773	898,613

EPR Properties Ser. C, $1.438 cv. pfd.(R)			37,670	1,059,469

iStar, Inc. $2.25 cv. pfd.(R)			7,445	396,446

Mandatory Exchangeable Trust 144A $5.75 cv. pfd.			3,671	423,854

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.			790	949,975

Welltower, Inc. Ser. I, $3.25 cv. pfd.(R)			12,177	711,593

				6,549,813
Health care (1.8%)

Allergan PLC Ser. A, 5.50% cv. pfd.			1,900	1,362,300

Anthem, Inc. $2.63 cv. pfd.			12,115	566,134

Teva Pharmaceutical Industries, Ltd. 7.00% cv. pfd. (Israel)			172	113,503

				2,041,937
Utilities and power (2.3%)

DTE Energy Co. $3.25 cv. pfd.(NON)			14,790	754,290

Dynegy, Inc. $7.00 cv. pfd.			3,046	197,503

El Paso Energy Capital Trust I $2.375 cv. pfd.			1,069	53,751

Exelon Corp. $3.25 cv. pfd.			18,828	867,406

NextEra Energy, Inc. $3.06 cv. pfd.			16,310	766,570

				2,639,520

Total convertible preferred stocks (cost $19,978,541)				$20,609,048

COMMON STOCKS (3.0%)(a)
			Shares	Value

ACC Claims Holding, LLC Class A (Units)(F)			199,505	$1,197

Ally Financial, Inc.			5,435	105,548

Berry Plastics Group, Inc.(NON)			1,155	57,484

Boise Cascade Co.(NON)			3,297	75,172

CIT Group, Inc.			1,606	65,605

Eldorado Resorts, Inc.(NON)			4,445	61,119

Gaming and Leisure Properties, Inc.(R)			2,520	76,885

General Motors Co.			1,650	56,975

Halcon Resources Corp.(NON)			5,898	56,090

Live Nation Entertainment, Inc.(NON)			1,865	51,623

Milagro Oil & Gas, Inc. (Units)(F)			39	24,603

NVIDIA Corp.			23,735	2,188,367

Penn National Gaming, Inc.(NON)			6,025	80,012

Prairie Provident Resources, Inc. (Canada)(NON)			1,316	735

Rite Aid Corp.(NON)			7,265	57,829

SandRidge Energy, Inc.(NON)			1,006	23,037

Service Corp. International/US			3,110	83,939

Seventy Seven Energy, Inc.(NON)			3,306	80,534

Vistra Energy Corp.(NON)			1,027	14,327

Xilinx, Inc.			5,880	317,402

Total common stocks (cost $2,772,859)				$3,478,483

SENIOR LOANS (0.2%)(a)(c)
			Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11.25%, 3/1/17 (In default)(NON)			$121,050	$133,155

Jeld-Wen, Inc. bank term loan FRN Ser. B, 4.75%, 7/1/22			44,550	44,884

Total senior loans (cost $164,534)				$178,039

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Halcon Resources Corp.	9/9/20	$14.04	1,601	$3,986

Seventy Seven Energy, Inc.	8/1/21	23.82	905	6,335

Total warrants (cost $3,620)				$10,321

SHORT-TERM INVESTMENTS (6.7%)(a)
			Shares	Value

Putnam Short Term Investment Fund 0.51%(AFF)			7,717,110	$7,717,110

Total short-term investments (cost $7,717,110)				$7,717,110

TOTAL INVESTMENTS

Total investments (cost $115,007,148)(b)				$115,168,329

FORWARD CURRENCY CONTRACTS at 11/30/16 (aggregate face value $181,388) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Canadian Dollar	Buy	1/18/17	$223	$228	$(5)
	Canadian Dollar	Sell	1/18/17	223	225	2
Citibank, N.A.
	Canadian Dollar	Buy	1/18/17	75	76	(1)
JPMorgan Chase Bank N.A.
	Canadian Dollar	Buy	1/18/17	149	154	(5)
State Street Bank and Trust Co.
	Canadian Dollar	Sell	1/18/17	127,370	130,322	2,952
WestPac Banking Corp.
	Canadian Dollar	Sell	1/18/17	49,235	50,383	1,148

Total						$4,091

Key to holding's currency abbreviations
CAD	Canadian Dollar
USD / $	United States Dollar
Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2016 through November 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $115,630,374.
(b)	The aggregate identified cost on a tax basis is $115,794,819, resulting in gross unrealized appreciation and depreciation of $7,458,399 and $8,084,889, respectively, or net unrealized depreciation of $626,490.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $2,255, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund ****	$4,152,662	$8,648,919	$5,084,471	$8,299	$7,717,110
	Totals	$4,152,662	$8,648,919	$5,084,471	$8,299	$7,717,110
**** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $9 to cover certain derivative contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $9 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$75,172	$—	$—
Capital goods	57,484	—	—
Communication services	—	—	1,197
Consumer cyclicals	249,729	—	—
Consumer staples	57,829	—	—
Energy	160,396	—	24,603
Financials	248,038	—	—
Health care	83,939	—	—
Technology	2,505,769	—	—
Utilities and power	14,327	—	—
Total common stocks	3,452,683	—	25,800
Convertible bonds and notes	—	34,668,321	106,056
Convertible preferred stocks	2,488,750	18,119,641	657
Corporate bonds and notes	—	48,400,718	233
Senior loans	—	178,039	—
Warrants	3,986	6,335	—
Short-term investments	7,717,110	—	—

Totals by level	$13,662,529	$101,373,054	$132,746

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$4,091	$—

Totals by level	$—	$4,091	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$4,102	$11
Equity contracts	10,321	—

Total	$14,423	$11

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$290,000
Warrants (number of warrants)		2,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Citibank, N.A.	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$2	$—	$—	$2,952	$1,148	$4,102
	Total Assets	$2	$—	$—	$2,952	$1,148	$4,102

	Liabilities:
	Forward currency contracts#	$5	$1	$5	$—	$—	$11
	Total Liabilities	$5	$1	$5	$—	$—	$11

	Total Financial and Derivative Net Assets	$(3)	$(1)	$(5)	$2,952	$1,148	$4,091
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—
	Net amount	$(3)	$(1)	$(5)	$2,952	$1,148

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Income Securities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 26, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: January 26, 2017